Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 7,076	£ 4,073	£ 4,364
Other income	4	79	105
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	7,076	4,073	4,364
Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(70)	(351)
Other income	(91)	198
Other comprehensive income	(1)	60
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(162)	(93)
Significant unobservable inputs (Level 3) [member] | Investment property [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	(1)
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(1)	(1)
Significant unobservable inputs (Level 3) [member] | Net derivative financial instruments [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(91)	(459)
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(91)	(459)
Trading portfolio liabilities [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	0
Financial liabilities designated at fair value [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	20	64
Other income	(1)	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	19	64
Trading portfolio assets [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(114)	(57)
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(114)	(57)
Trading portfolio assets [member] | Trading portfolio liabilities [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	5,392	2,795	£ 3,101
Financial assets at fair value through the income statement [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	115	101
Other income	(89)	199
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	26	300
Financial assets at fair value through other comprehensive income [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	(1)	60
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ (1)	£ 60